Related Parties (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Related Parties
Schedule of Transactions Occurred with Related Parties

For the nine months ended 31 March 2025 and the year ended 30 June 2024 the remaining related party loan relates to an interest free loan owed to CQ Oilseeds Pty Ltd.

	Purchases of Seed for the Three Months Ended 31 March 2025	Purchases of Oils for the Three Months Ended 31 March 2025	Sales of Meals for the Three Months Ended 31 March 2025	Other Sales for the Three Months Ended 31 March 2025	Management Fee for the Three Months Ended 31 March 2025	Lease for the Three Months Ended 31 March 2025
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	2,166,559	-	1,173,032	-	93,000	5,363
Soon Soon Oilmills Sdn Bhd. *		374,819
Sunmania Pty Ltd.	-	-	-	777	-	21,000

	Purchases of Seed for the Nine Months Ended 31 March 2025	Purchases of Oils for the Nine Months Ended 31 March 2025	Sales of Meals for the Nine Months Ended 31 March 2025	Other Sales for the Nine Months Ended 31 March 2025	Management Fee for the Nine Months Ended 31 March 2025	Lease for the Nine Months Ended 31 March 2025
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	7,222,239	678,506	4,290,895	217,909	264,000	7,968
Soon Soon Oilmills Sdn Bhd. *	-	723,714	-	11,368	-	-
Sunmania Pty Ltd.	-	-	-	11,424	-	56,000

*	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.

For the years ended June 30, 2024 and 2023, the remaining related party loan relates to an interest free loan owed to CQ Oilseeds Pty Ltd.

	Purchases of Seed for the Year Ended 30 June 2024	Sales of Meals for the Year Ended 30 June 2024	Management Fee for the Year Ended 30 June 2024
	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	12,651,382	4,838,204	312,000
Soon Soon Oilmills Sdn Bhd. *	-	2,234	-
Sunmania Pty Ltd.	104,000	-	-

*	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.

	Purchases of Seed for the Year Ended 30 June 2023	Sales of Oil and Meals for the Year Ended 30 June 2023	Management Fee for the Year Ended 30 June 2023
	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	13,942,332	1,693,451	312,000
Good Earths Oils	-	3,390,714	-
Sunmania Pty Ltd.	104,000	-	-

Schedule of Loans with Related Parties

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 31 March 2025.

	Balance
	as of 31 March 2025
	Current	Non-current		Total
	AUD$	AUD$		AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. loan	7,161,361	989,473		8,150,834
JSKS Enterprises Pty Ltd. Loan	1,050,825	3,932,742	(1)	4,983,567
CQ Oilseeds Pty Ltd. loan	-	59,371		59,371
Sunmania Pty Ltd loan	192,000	-		192,000
Total due to related parties	8,404,186	4,981,586		13,385,772
Due from Energreen Nutrition Australia Pty Ltd- payments on behalf (Note-3)	633,773	-		633,773

American Physicians LLC promissory note (2)	993,180	273,676		1,266,856

Energreen Nutrition Australia Pty Ltd. accounts payable (Note 7)	282,019	-		282,019
Sunmania Pty Ltd- Accounts payable (Note 7)	15,400	-		15,400
Trade receivable- Energreen Nutrition (Note- 3)	799,737	-		799,737

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2024.

	Balance
	as of 30 June 2024
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. loan	3,863,250	-	3,863,250
JSKS Enterprises Pty Ltd. Loan	100,925	4,431,136	4,532,061
CQ Oilseeds Pty Ltd. loan	-	59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Less: Origin Food loan receivable	(4,514)	-	(4,514)
Total due to related parties	4,111,661	4,530,507	8,642,168

American Physicians LLC promissory note	968,216	273,676	1,241,892

Energreen Nutrition Australia Pty Ltd. accounts payable (Note 7)	589,166	-	589,166

(1)	Includes $1,050,824 of accrued interest.

(2)	Includes $ 24,964 of accrued interest.

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2024.

	Balance
	as of 30 June 2024
	Current	Non-current		Total
	AUD$	AUD$		AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. loan	3,863,250	-		3,863,250
JSKS Enterprises Pty Ltd. Loan	100,925	4,431,136	(1)	4,532,061
CQ Oilseeds Pty Ltd. loan		59,371		59,371
Sunmania Pty Ltd loan	152,000	40,000		192,000
Less: Origin Food loan receivable	(4,514)	-		(4,514)
Total due to related parties	4,111,661	4,530,507		8,642,168

American Physicians LLC promissory note (2)	968,216	273,676		1,241,892

Energreen Nutrition Australia Pty Ltd. accounts payable	589,166	-		589,166

(1)	Includes $1,164,860 of accrued interest.

(2)	Includes $24,964 of accrued interest.

	Balance
	as of 30 June 2023
	Current	Non-current		Total principal
	AUD$	AUD$		AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. loan	1,948,630	-		1,948,630
Good Earth Oils Pty Ltd. loan	200,000	-		200,000
JSKS Enterprises Pty Ltd. Loan	980,005	2,853,929	(1)	3,833,934
CQ Oilseeds Pty Ltd. loan	59,371	-		59,371
Sunmania Pty Ltd loan	-	20,000		20,000
Total due to related parties	3,188,006	2,873,929		6,061,935

Good Earth Oils Pty Ltd. accounts payable	525,000	-		525,000
Energreen Nutrition Australia Pty Ltd. accounts payable	4,411,423	-		4,411,423
Due from related parties
Good Earth Oils Pty Ltd. accounts receivable	1,226,945	-		1,226,945

Schedule of Superannuation Contributions
	2024	2023
	AUD$	AUD$
Contributions to superannuation funds on behalf of employees	189,411	184,877

Schedule of Promissory Notes Related Party

The following table summarizes the promissory notes – related party as of 31 March 2025 and 30 June 2024:

	Unaudited 31 March 2025			30 June 2024
	AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total

Promissory notes – related party	1,040,641	273,676	1,314,317	968,216	273,676	1,241,892